Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Potential Common Stock Outstanding Excluded from Computation of Diluted Loss Per Share
The following table presents the potential common stock outstanding excluded from the computation of diluted loss per share because including them would have had an antidilutive effect (in millions):

	As of
	December 31, 2022	December 31, 2021	December 31, 2020
Redeemable convertible preferred stock	—	—	290
Stock options	65	82	77
RSUs	103	35	3
Public warrants	12	12	—
Private placement warrants	9	9	—
Earnout shares liability	5	5	—
Total	194	143	370